Inventory (Tables)	12 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories for the Company, which are stated at the lower of cost or market, consist of the following:

	September 30
	2013	2012
Raw materials	$97,290	$58,515
Work-in-process	40,626	23,434
Finished goods	495,007	370,684
	$632,923	$452,633